Summary of Significant Accounting Policies (Capitalization of interest) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Total actual interest expense (non-litigation)	$ 39,567,076	$ 34,016,123	$ 41,421,385
Recorded in the consolidated statements of operations, Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Gain (Loss) on discontinued operations	0	(92,774)	(112,647)
Gross capitalized interest	18,984,350	11,360,293	16,722,049
Government subsidies	(825,787)	(4,190,735)	(11,617,950)
Net capitalized interest	$ 18,158,563	$ 7,169,558	$ 5,104,099